Filed Pursuant to Rule 497(e)
1933 Act Registration File No. 333-227298
1940 Act File No. 811-23377

EXPLANATORY NOTE

On behalf of Tidal ETF Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk summary information that mirrors the risk summary information contained in a supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated March 7, 2019, for the Aware Ultra-Short Duration Enhanced Income ETF, filed pursuant to Rule 497(e) on March 7, 2019.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (Accession Number 0000894189-19-001467).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE